DERIVATIVE LIABILITIES - Summary of fair value inputs (Details)	12 Months Ended	13 Months Ended
	Aug. 31, 2022 $ / shares	Sep. 30, 2023 $ / shares
Risk free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0364	0.0483
Life of Warrants (years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Life of Warrants (years)	1 year 2 months 12 days	1 month 13 days
Market price of Common Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.42	1.76
Expected future volatility of Common Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.7730	0.9100
Fair value per Warrant
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.24	0